Consolidated Balance Sheets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Land	$ 7,950,000	$ 250,000
Land improvements	165,000	140,000
Building & improvements	42,578,545	3,449,040
Equipment, furniture and equipment	28,864	28,864
Total property and equipment	50,722,409	3,867,904
Less: accumulated depreciation	(3,184,632)	(1,755,973)
Net property & equipment	47,537,777	2,111,931
Cash	147,157	83,522
Rents and other receivables, net	471,490	8,914
Deferred rents receivable	0	35,824
Prepaid expenses and other assets	77,847	42,683
Restricted escrows & reserves	1,893,652	190,472
Deferred financing and leasing costs, net	2,219,251	42,414
Intangible assets, net	10,422,224	0
TOTAL ASSETS	62,769,398	2,515,760
LIABILITIES
Notes payable	49,287,723	4,484,260
Notes payable - related party	500,000	100,000
Accounts payable	1,947,481	480,695
Accrued expenses and other liabilities	1,226,786	107,895
Tenant security deposits	176,720	30,328
Deferred rent revenue	186,701	0
Prepaid rent	195,163	0
Accrued interest	278,457	25,124
Below-market leases, net	438,041	0
Mandatorily redeemable Operating Partnership preferred units	3,000,000	0
Total Liabilities	$ 57,237,072	$ 5,228,302
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIT)
Preferred shares	$ 0	$ 0
Common shares	16,743	15,762
Additional paid in capital	1,101,726	449,873
Accumulated loss	(4,739,689)	(1,966,824)
Total Talon Real Estate Holding Corp. shareholders' equity (deficit)	(3,621,220)	(1,501,189)
Noncontrolling interests - Operating Partnership	10,526,904	0
Noncontrolling interest - consolidated real estate entities	(1,373,358)	(1,211,353)
TOTAL SHAREHOLDERS' EQUITY (DEFICIT)	5,532,326	(2,712,542)
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY (DEFICIT)	$ 62,769,398	$ 2,515,760